UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from December 1, 2007 to December 31, 2007

Commission File Number of issuing entity: 000-23108

Discover Card Master Trust I

(Exact name of issuing entity as specified in its charter)

Commission File Number of sponsor and depositor: 033-54804

Discover Bank (Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State or jurisdiction of Incorporation or organization of the issuing entity)	(IRS Employer Indentification Number)

c/o Discover Bank 12 Read's Way New Castle, Delaware (Address of principal executive offices of the issuing entity )	19720 (Zip Code)

(302) 323-7434
(Telephone Number, including area code)

Title of Class	Registered/reporting pursuant to (check one)

Section 15(d)
Credit Card Pass -Through Certificates	x

Each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Credit Card Pass-Through Certificates to which this report on Form 10-D relates is set forth in Item 1 hereof.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No ___

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

Delay of Commencement of Accumulation Period: On December 31, 2007, Discover Bank, pursuant to the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended, by and between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee (the "Pooling and Servicing Agreement") and the applicable series supplements thereto, delayed commencement of the Accumulation Periods (as defined in the applicable series supplements to the Pooling and Servicing Agreement) for Series 2006-1, Subseries 1. The Accumulation Periods for Series 2006-1, Subseries 1, which was scheduled to commence on February 1, 2008 (the first day of the Due Period related to the March 2008 Distribution Date), was delayed until August 1, 2008 (the first day of the Due Period related to the September 2008 Distribution Date).

Monthly Performance Data:

Pool and performance data with respect to the receivables that comprise the assets of the Trust and the publicly issued and outstanding series of the Master Trust are set forth in the attached Monthly Certificateholders' Statements, as follows:

(A) Series 1996-4:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 1996-4, which is attached as Exhibit 99(a) hereto.

(B) Series 2001-1:

On January 15, 2008, the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2001-1, which is attached as Exhibit 99(b) hereto.

January 15, 2008 is also the date on which holders of Class A Certificates received final payment of principal and interest. Accordingly, no further Monthly Certificateholders' Statements will be forwarded to Class A Certificateholders.

(C) Series 2003-2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2003-2, which is attached as Exhibit 99(c) hereto.

(D) Series 2003-3:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2003-3, which is attached as Exhibit 99(d) hereto.

(E) Series 2003-4, Subseries 1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2003-4, Subseries 1, which is attached as Exhibit 99(e) hereto.

(F) Series 2003-4, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2003-4, Subseries 2, which is attached as Exhibit 99(f) hereto.

(G) Series 2004-2, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2004-2, Subseries 2, which is attached as Exhibit 99(g) hereto.

(H) Series 2005-1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2005-1, which is attached as Exhibit 99(h) hereto.

(I) Series 2005-2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2005-2, which is attached as Exhibit 99(i) hereto.

(J) Series 2005-3:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2005-3, which is attached as Exhibit 99(j) hereto.

(K) Series 2005-4, Subseries 1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2005-4, Subseries 1, which is attached as Exhibit 99(k) hereto.

(L) Series 2005-4, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2005-4, Subseries 2, which is attached as Exhibit 99(l) hereto.

(M) Series 2006-1, Subseries 1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-1, Subseries 1, which is attached as Exhibit 99(m) hereto.

(N) Series 2006-1, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-1, Subseries 2, which is attached as Exhibit 99(n) hereto.

(O) Series 2006-2, Subseries 1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-2, Subseries 1, which is attached as Exhibit 99(o) hereto.

(P) Series 2006-2, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-2, Subseries 2, which is attached as Exhibit 99(p) hereto.

(Q) Series 2006-2, Subseries 3:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-2, Subseries 3, which is attached as Exhibit 99(q) hereto.

(R) Series 2006-3:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2006-3, which is attached as Exhibit 99(r) hereto.

(S) Series 2007-1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2007-1, which is attached as Exhibit 99(s) hereto.

(T) Series 2007-2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2007-2, which is attached as Exhibit 99(t) hereto.

(U) Series 2007-3, Subseries 1:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2007-3, Subseries 1, which is attached as Exhibit 99(u) hereto.

(V) Series 2007-3, Subseries 2:

On January 15, 2008 the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2007-3, Subseries 2, which is attached as Exhibit 99(v) hereto.

Series 2007-CC Collateral Certificate:

On January 15, 2008, the Registrant made available the Monthly Certificateholders' Statement for December 2007 with respect to Series 2007-CC, which has been previously disclosed in the Report on Form 10-D of Discover Card Execution Note Trust (the "Note Issuance Trust") filed on January 15, 2008 (file number 333-141703-02). Series 2007-CC supports the notes issued by the Note Issuance Trust.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Discover Card Master Trust I (the "Master Trust") or noteholders of the Note Issuance Trust is not required in connection with a new issuance of certificates or notes. Discover Bank, in its capacity as “Seller” under the Amended and Restated Pooling and Servicing Agreement, dated as of November 3, 2004, as amended between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate issued with respect to the Note Issuance Trust by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

PART II OTHER INFORMATION

Item 9.	Exhibits
Exhibit No.		Description
99(a)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 1996-4.
99(b)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2001-1.
99(c)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2003-2.
99(d)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2003-3.
99(e)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2003-4, Subseries 1.
99(f)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2003-4, Subseries 2.
99(g)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2004-2, Subseries 2.
99(h)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2005-1.
99(i)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2005-2.
99(j)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2005-3.
99(k)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2005-4, Subseries 1.
99(l)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2005-4, Subseries 2.
99(m)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-1, Subseries 1.
99(n)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-1, Subseries 2.
99(o)		Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-2, Subseries 1.

99(p)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-2, Subseries 2.

99(q)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-2, Subseries 3.

99(r)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2006-3.

99(s)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2007-1.

99(t)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2007-2.

99(u)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2007-3, Subseries 1.

99(v)	Monthly Certificateholders' Statement, related to the month ending
December 31, 2007, for Series 2007-3, Subseries 2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

/S/ Michael F. Rickert ___________________________________ Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Date: January 15, 2008

EXHIBIT INDEX
Exhibit No.	Description

99(a)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 1996-4.

99(b)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2001-1.

99(c)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2003-2.

99(d)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2003-3.

99(e)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2003-4, Subseries 1.

99(f)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2003-4, Subseries 2.

99(g)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2004-2, Subseries 2.

99(h)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2005-1.

99(i)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2005-2.

99(j)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2005-3.

99(k)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2005-4, Subseries 1.

99(l)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2005-4, Subseries 2.

99(m)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-1, Subseries 1.

99(n)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-1, Subseries 2.

99(o)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-2, Subseries 1.

99(p)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-2, Subseries 2.

99(q)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-2, Subseries 3.

99(r)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2006-3.

99(s)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2007-1.

99(t)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2007-2.

99(u)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2007-3, Subseries 1.

99(v)	Monthly Certificateholders' Statement, related to the
month ending December 31, 2007, for Series 2007-3, Subseries 2.